Summary of Significant Accounting Polices (Details) - Schedule of calculation of basic and diluted net income (loss) per ordinary share - AJAX I [Member] - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
Numerator: Earnings allocable to Class A Ordinary shares subject to possible redemption
Interest earned on marketable securities held in Trust Account	$ 36,169	$ 132,193
Unrealized gain on marketable securities held in Trust Account	(33,821)	(10,579)
Net Income allocable to shares subject to redemption	$ 2,348	$ 121,614
Denominator: Weighted Average Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding (in Shares)	69,038,016	65,544,174
Basic and diluted net income per share (in Dollars per share)
Numerator: Net Loss minus Net Earnings
Net (loss) income	$ (11,909,061)	$ 58,486,892
Less: Net income allocable to Class A ordinary shares subject to possible redemption (in Shares)	(2,348)	(121,614)
Non-Redeemable Net (Loss) Income- Basic	$ (11,911,409)	$ 58,365,278
Denominator: Weighted Average Non-redeemable ordinary shares
Basic and diluted weighted average shares outstanding, Non-Redeemable ordinary shares (in Shares)	20,405,417	23,899,259
Basic and diluted net (loss) income per share, Non-Redeemable ordinary shares (in Dollars per share)	$ (0.58)	$ 2.44